Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Property and Equipment Including Oil and Natural Gas Properties

A summary of property and equipment including oil and natural gas properties is as follows (in thousands):

	December 31, 2014	December 31, 2013
Oil and natural gas properties:
Unproved	$1,044,469	$926,812
Proved	802,112	97,528

Gross oil and natural gas properties	1,846,581	1,024,340
Less accumulated depreciation, depletion and amortization	(131,857)	(8,596)

Oil and natural gas properties, net	1,714,724	1,015,744
Other property and equipment	8,912	2,392
Less accumulated depreciation	(809)	(52)

Other property and equipment, net	8,103	2,340

Property and equipment, net	$1,722,827	$1,018,084

Changes in Company's Asset Retirement Obligation Liability

The following table sets forth the changes in the Company’s ARO liability for the period indicated (in thousands):

	2014	2013	2012
Asset retirement obligations, beginning of period	$9,055	$13	$—
Revisions of prior estimates	6,470	—	—
Additional liabilities incurred	1,084	300	13
Assumption of Oxford asset retirement obligations	—	8,378	—
Accretion	791	364	—

Asset retirement obligations, end of period	$17,400	$9,055	$13

Product Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk

The following table summarizes concentration of receivables, net of allowances, by product or service as of December 31, 2014 and December 31, 2013 (in thousands):

	December 31, 2014	December 31, 2013
Receivables by product or service:
Sale of oil and natural gas and related products and services	$22,777	$4,092
Joint interest owners	20,666	4,586
Miscellaneous other	2,935	—

Total	$46,378	$8,678

Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk

The following table sets forth the Company’s major customers and associated percentage of revenue for the periods indicated:

	For the Year Ended December 31,
	2014	2013	2012
Purchaser
Antero Resources Corporation	47%	38%	100%
Devco Oil Inc.	—	24%	—
Dominion Resources Inc.	—	13%	—
ARM Energy Management	25%	—	—
Ergon	—	12%	—

Total	72%	87%	100%